INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues	$ 146,937	$ 492,197
Operating costs and expenses:
Cost of revenue	(144,651)	(483,852)
Sales and marketing expenses	(266)	(339)
General and administrative expenses	(11,108)	(12,364)
Service development expenses	(884)	(2,184)
Total operating costs and expenses	(156,909)	(498,739)
Other operating income	210	276
Other operating expenses	(302)	(1,515)
Net (loss) gain on disposal of cryptocurrency assets	5,804	(2,057)
Impairment of cryptocurrency assets	(3,254)	(12,620)
Changes in fair value of contingent considerations		(1,247)
Impairment of property and equipment		(836)
Government Grant		9
Operating loss	(7,514)	(22,038)
Other income, net	407	554
Interest income	42	106
Interest expense		(218)
Gain from equity method investments	939	151
Changes in fair value of derivative instrument	275
Loss before income tax	(5,851)	(21,445)
Income tax benefits	0	0
Net loss	(5,851)	(21,445)
Less: Net loss attributable to noncontrolling interests		(2,955)
Net loss attributable to BIT Mining Limited	(5,851)	(18,490)
Other comprehensive loss:
Foreign currency translation loss	(440)	(902)
Other comprehensive loss, net of tax	(440)	(902)
Comprehensive loss	(6,291)	(22,347)
Less: Comprehensive loss attributable to non-controlling interests		(3,056)
Comprehensive loss attributable to BIT Mining Limited	$ (6,291)	$ (19,291)
Losses per share attributable to BIT Mining Limited-Basic and Diluted
Net loss - Basic	$ (0.01)	$ (0.03)
Net loss - Diluted	$ (0.01)	(0.03)
Losses per ADS* attributable to BIT Mining Limited-Basic and Diluted
Net loss - Basic		(2.58)
Net loss - Diluted		$ (2.58)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	1,093,318,465	717,955,865
Diluted	1,093,318,465	717,955,865
ADS
Losses per share attributable to BIT Mining Limited-Basic and Diluted
Net loss - Basic	$ (0.54)	$ (2.58)
Net loss - Diluted	$ (0.54)	$ (2.58)